Consolidated Statement of Profit or Loss and Other Comprehensive Income	6 Months Ended		12 Months Ended
	Dec. 31, 2024 AUD ($) $ / shares	Dec. 31, 2023 AUD ($) $ / shares	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 AUD ($) $ / shares
Revenue
Other income	$ 311,412	$ 76,879	$ 146,884	$ 317,888
Gains on loan modifications				222,681
Revenue from contract with customer				79,843
Expenses
Corporate expenses	(456,743)	(98,419)	(222,641)	(428,922)
IPO related expenses	(637,594)	(102,941)	(166,804)	(278,319)
Depreciation and amortisation expenses	(606,497)	(609,274)	(1,211,896)	(1,226,491)
Research expenses	(314,472)	(100,934)	(276,057)	(665,035)
Raw materials and consumables expenses				(48,925)
Employment Expenses	(248,655)	(519,687)	(875,579)	(752,584)
Advertising & marketing expense	(118,211)	(18,200)	(18,200)	(166,929)
Legal expense				(5,270)
Consulting Fees	(409,134)	(750)	(750)	(80,407)
Other expenses	(203,680)	(25,527)	(145,851)	(69,681)
Inventory – write off			(175,081)
Operating loss	(2,683,574)	(1,398,853)	(2,945,975)	(3,102,151)
Finance costs	(620,785)	(286,791)	(600,220)	(404,069)
Loss before income tax expense	(3,304,359)	(1,685,644)	(3,546,195)	(3,506,220)
Income tax expense
Loss after income tax expense for the period attributable to the owners of Gelteq Limited	(3,304,359)	(1,685,644)	(3,546,195)	(3,506,220)
Other comprehensive income for the period, net of tax
Total comprehensive loss for the period attributable to the owners of Gelteq Limited	$ (3,304,359)	$ (1,685,644)	$ (3,546,195)	$ (3,506,220)
Basic loss per share (in Dollars per share) | $ / shares	$ (0.38)	$ (0.21)	$ (0.44)	$ (0.44)
Diluted loss per share (in Dollars per share) | $ / shares	$ (0.38)	$ (0.21)	$ (0.44)	$ (0.44)